Contract Liabilities - Schedule of Contract Liabilities (Details)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Contract Liabilities [Abstract]
Advance from customers			$ 128,400
Total			$ 128,400